Shareholders' Equity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Jun. 30, 2013	Jun. 30, 2011
Equity, Class of Treasury Stock [Line Items]
Number of common stock authorized to be repurchased (in shares)			80	75
Shares repurchased (in shares)	47.8	31.2
Average repurchase price (per share)	$ 53.37	$ 39.97
June 2013 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)	20.6
Shares available for future repurchases (in shares)	59.4